Employee benefits (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Total	$ (1,259)	$ (1,182)	$ (2,412)	$ (2,364)
Salaries, accrued vacations and related charges [member]
IfrsStatementLineItems [Line Items]
Total	(950)	(943)	(1,810)	(1,867)
Management fees and charges [member]
IfrsStatementLineItems [Line Items]
Total	(4)	(4)	(7)	(7)
Variable compensation programs [member]
IfrsStatementLineItems [Line Items]
Total	(305)	(235)	(595)	(490)
Performance Award Program [Member]
IfrsStatementLineItems [Line Items]
Total	(144)	(100)	(278)	(179)
Profit sharing [member]
IfrsStatementLineItems [Line Items]
Total	$ (161)	$ (135)	$ (317)	$ (311)